Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt
The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2022 and 2023 are as follows:
March 31, 2022

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥161,799	0.7%
Short-term debt outside Japan, mainly from banks	237,790	2.1
Commercial paper in Japan	37,999	0.0
Commercial paper outside Japan	2,051	1.0

	¥439,639	1.4

March 31, 2023

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥145,768	1.8%
Short-term debt outside Japan, mainly from banks	318,519	4.5
Commercial paper in Japan	42,997	0.1
Commercial paper outside Japan	1,512	4.1

	¥508,796	3.4

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates
The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2022 and 2023 are as follows:
March 31, 2022

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2023~2082	¥545,320	1.3%
Floating rate	2023~2077	2,076,802	1.1
Insurance companies and others:
Fixed rate	2023~2082	322,411	0.8
Floating rate	2023~2077	296,230	0.8
Unsecured bonds	2024~2081	997,654	1.6
Unsecured notes under medium-term note program	2023~2027	32,279	4.1
Payables under securitized loan receivables and investment in securities	2033~2043	156,350	3.1

		¥4,427,046	1.3

March 31, 2023

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2025~2083	¥666,764	1.6%
Floating rate	2024~2077	2,448,488	2.8
Insurance companies and others:
Fixed rate	2025~2083	323,653	0.8
Floating rate	2026~2077	295,625	2.0
Unsecured bonds	2024~2081	1,175,087	2.0
Unsecured notes under medium-term note program	2025~2029	149,535	3.7
Payables under securitized loan receivables and investment in securities	2024~2051	150,571	5.5

		¥5,209,723	2.4

Schedule of Long Term Debt Repayment
The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2023 is as follows:

Years ending March 31,	Millions of yen
2024	¥877,260
2025	696,472
2026	572,991
2027	601,434
2028	618,527
Thereafter	1,843,039

Total	¥5,209,723

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions
Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 1
1
 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2023:

Millions of yen
Lease payments, loans and investment in operating leases	¥148,057
Investment in securities	183,441
Property under facility operations	130,191
Other assets and other	110,159

¥571,848